Fair Value - Schedule of Changes in Fair Value of Level 3 Financial Assets and Liabilities (Details) - Level 3 - Equity Method Investments, Fair Value Option - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	$ 57	$ 200
Fair value gains (losses) recognized in the Condensed Consolidated Income Statements	(5)	0
Fair value at the end of the period	$ 52	$ 200